UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03407

Fidelity Boylston Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2005 Fund

December 31, 2016

O05-QTLY-0217
1.954279.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,056	$5,787
Strategic Advisers Core Multi-Manager Fund Class F (b)	2,022	24,128
Strategic Advisers Growth Multi-Manager Fund Class F (b)	1,648	19,792
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	1,279	11,949
Strategic Advisers Value Multi-Manager Fund Class F (b)	1,687	24,294
TOTAL DOMESTIC EQUITY FUNDS
(Cost $89,384)		85,950

International Equity Funds - 13.9%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	2,140	18,874
Strategic Advisers International Multi-Manager Fund Class F (b)	2,521	27,736
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $48,924)		46,610

Bond Funds - 40.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	226	2,255
Fidelity Series Floating Rate High Income Fund Class F (b)	92	871
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,143	11,190
Fidelity Series Real Estate Income Fund Class F (b)	152	1,657
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	11,496	112,313
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	825	8,192
TOTAL BOND FUNDS
(Cost $137,586)		136,478

Short-Term Funds - 19.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	45,349	45,349
Fidelity Series Short-Term Credit Fund Class F (b)	2,149	21,380
TOTAL SHORT-TERM FUNDS
(Cost $66,811)		66,729
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $342,705)		335,767
NET OTHER ASSETS (LIABILITIES) - 0.0%		(35)
NET ASSETS - 100%		$335,732

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$39,271	$8,873	$2,795	$96	$45,349
Fidelity Series Commodity Strategy Fund Class F	4,349	1,351	360	--	5,787
Fidelity Series Emerging Markets Debt Fund Class F	2,184	121	154	108	2,255
Fidelity Series Floating Rate High Income Fund Class F	850	38	64	29	871
Fidelity Series Inflation-Protected Bond Index Fund Class F	11,468	726	891	16	11,190
Fidelity Series Real Estate Income Fund Class F	1,668	152	163	73	1,657
Fidelity Series Short-Term Credit Fund Class F	21,047	3,747	3,314	189	21,380
Strategic Advisers Core Income Multi-Manager Fund Class F	118,898	6,262	11,805	1,929	112,313
Strategic Advisers Core Multi-Manager Fund Class F	26,954	2,477	5,532	203	24,128
Strategic Advisers Emerging Markets Fund of Funds Class F	19,015	518	1,480	187	18,874
Strategic Advisers Growth Multi-Manager Fund Class F	22,492	2,992	4,215	131	19,792
Strategic Advisers Income Opportunities Fund of Funds Class F	10,370	455	3,335	423	8,192
Strategic Advisers International Multi-Manager Fund Class F	25,864	4,413	2,715	415	27,736
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	13,500	2,349	3,598	4	11,949
Strategic Advisers Value Multi-Manager Fund Class F	26,926	1,694	6,367	370	24,294
Total	$344,856	$36,168	$46,788	$4,173	$335,767

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $345,207. Net unrealized depreciation aggregated $9,440, of which $3,344 related to appreciated investment securities and $12,784 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2050 Fund

December 31, 2016

O50-QTLY-0217
1.954305.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,197	$28,480
Strategic Advisers Core Multi-Manager Fund Class F (b)	24,642	293,979
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,091	241,287
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,596	145,665
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,554	295,976
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,052,787)		1,005,387

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,397	153,444
Strategic Advisers International Multi-Manager Fund Class F (b)	29,917	329,086
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $504,638)		482,530

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,006	10,022
Fidelity Series Floating Rate High Income Fund Class F (b)	412	3,918
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,226	12,005
Fidelity Series Real Estate Income Fund Class F (b)	686	7,465
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	795	7,768
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,696	36,698
TOTAL BOND FUNDS
(Cost $79,447)		77,876

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	2,092	2,092
Fidelity Series Short-Term Credit Fund Class F (b)	99	981
TOTAL SHORT-TERM FUNDS
(Cost $3,077)		3,073
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,639,949)		1,568,866
NET OTHER ASSETS (LIABILITIES) - 0.0%		(144)
NET ASSETS - 100%		$1,568,722

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$431	$1,786	$124	$1	$2,092
Fidelity Series Commodity Strategy Fund Class F	17,336	13,273	4,088	--	28,480
Fidelity Series Emerging Markets Debt Fund Class F	8,585	2,938	1,901	454	10,022
Fidelity Series Floating Rate High Income Fund Class F	3,358	1,158	792	123	3,918
Fidelity Series Inflation-Protected Bond Index Fund Class F	6,986	7,240	2,035	11	12,005
Fidelity Series Real Estate Income Fund Class F	6,605	2,560	1,673	316	7,465
Fidelity Series Short-Term Credit Fund Class F	219	839	72	4	981
Strategic Advisers Core Income Multi-Manager Fund Class F	6,761	3,722	2,639	116	7,768
Strategic Advisers Core Multi-Manager Fund Class F	258,069	100,658	66,440	2,315	293,979
Strategic Advisers Emerging Markets Fund of Funds Class F	126,946	51,665	30,375	1,510	153,444
Strategic Advisers Growth Multi-Manager Fund Class F	215,609	96,528	52,989	1,470	241,287
Strategic Advisers Income Opportunities Fund of Funds Class F	39,163	8,739	13,880	1,689	36,698
Strategic Advisers International Multi-Manager Fund Class F	272,269	124,949	68,921	4,891	329,086
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	129,729	62,757	40,419	51	145,665
Strategic Advisers Value Multi-Manager Fund Class F	258,133	88,886	73,140	4,150	295,976
Total	$1,350,199	$567,698	$359,488	$17,101	$1,568,866

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,670,618. Net unrealized depreciation aggregated $101,752, of which $21,967 related to appreciated investment securities and $123,719 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2025 Fund

December 31, 2016

O25-QTLY-0217
1.954289.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.5%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,188	$39,391
Strategic Advisers Core Multi-Manager Fund Class F (b)	25,038	298,700
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,406	245,075
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	15,844	147,982
Strategic Advisers Value Multi-Manager Fund Class F (b)	20,887	300,767
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,061,807)		1,031,915

International Equity Funds - 23.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	20,116	177,419
Strategic Advisers International Multi-Manager Fund Class F (b)	30,574	336,309
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $528,357)		513,728

Bond Funds - 25.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,421	14,152
Fidelity Series Floating Rate High Income Fund Class F (b)	599	5,686
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,682	16,464
Fidelity Series Real Estate Income Fund Class F (b)	978	10,641
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	46,619	455,468
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	5,355	53,172
TOTAL BOND FUNDS
(Cost $561,778)		555,583

Short-Term Funds - 5.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	80,380	80,380
Fidelity Series Short-Term Credit Fund Class F (b)	3,806	37,870
TOTAL SHORT-TERM FUNDS
(Cost $118,403)		118,250
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,270,345)		2,219,476
NET OTHER ASSETS (LIABILITIES) - 0.0%		(201)
NET ASSETS - 100%		$2,219,275

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$52,133	$41,264	$13,017	$147	$80,380
Fidelity Series Commodity Strategy Fund Class F	24,392	20,239	8,011	--	39,391
Fidelity Series Emerging Markets Debt Fund Class F	11,879	4,294	2,559	632	14,152
Fidelity Series Floating Rate High Income Fund Class F	4,720	1,755	1,067	175	5,686
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,701	9,411	2,376	16	16,464
Fidelity Series Real Estate Income Fund Class F	9,219	3,703	2,250	436	10,641
Fidelity Series Short-Term Credit Fund Class F	28,055	18,296	8,275	289	37,870
Strategic Advisers Core Income Multi-Manager Fund Class F	377,754	174,573	90,974	6,821	455,468
Strategic Advisers Core Multi-Manager Fund Class F	268,916	105,229	79,237	2,351	298,700
Strategic Advisers Emerging Markets Fund of Funds Class F	148,282	55,348	32,306	1,747	177,419
Strategic Advisers Growth Multi-Manager Fund Class F	224,397	100,905	63,252	1,492	245,075
Strategic Advisers Income Opportunities Fund of Funds Class F	56,162	11,921	18,986	2,440	53,172
Strategic Advisers International Multi-Manager Fund Class F	276,773	123,321	65,597	5,053	336,309
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	134,681	67,853	49,410	52	147,982
Strategic Advisers Value Multi-Manager Fund Class F	268,637	96,439	89,577	4,213	300,767
Total	$1,895,701	$834,551	$526,894	$25,864	$2,219,476

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,297,361. Net unrealized depreciation aggregated $77,885, of which $30,040 related to appreciated investment securities and $107,925 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager Income Fund

December 31, 2016

OIN-QTLY-0217
1.954309.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 17.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	3,459	$18,953
Strategic Advisers Core Multi-Manager Fund Class F (b)	4,383	52,294
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,562	42,783
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,768	25,849
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,663	52,744
TOTAL DOMESTIC EQUITY FUNDS
(Cost $199,959)		192,623

International Equity Funds - 10.2%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	5,679	50,091
Strategic Advisers International Multi-Manager Fund Class F (b)	5,544	60,979
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $112,621)		111,070

Bond Funds - 45.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	737	7,345
Fidelity Series Floating Rate High Income Fund Class F (b)	306	2,906
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	4,211	41,230
Fidelity Series Real Estate Income Fund Class F (b)	495	5,388
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	41,776	408,157
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	2,674	26,554
TOTAL BOND FUNDS
(Cost $494,150)		491,580

Short-Term Funds - 27.0%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	199,815	199,815
Fidelity Series Short-Term Credit Fund Class F (b)	9,446	93,985
TOTAL SHORT-TERM FUNDS
(Cost $294,125)		293,800
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,100,855)		1,089,073
NET OTHER ASSETS (LIABILITIES) - 0.0%		(135)
NET ASSETS - 100%		$1,088,938

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$170,557	$105,873	$76,614	$501	$199,815
Fidelity Series Commodity Strategy Fund Class F	12,821	15,849	11,453	--	18,953
Fidelity Series Emerging Markets Debt Fund Class F	6,498	3,083	2,576	390	7,345
Fidelity Series Floating Rate High Income Fund Class F	2,578	1,233	1,073	110	2,906
Fidelity Series Inflation-Protected Bond Index Fund Class F	39,172	19,294	16,700	67	41,230
Fidelity Series Real Estate Income Fund Class F	4,962	2,676	2,192	287	5,388
Fidelity Series Short-Term Credit Fund Class F	92,426	51,308	49,184	972	93,985
Strategic Advisers Core Income Multi-Manager Fund Class F	400,970	186,356	172,488	8,023	408,157
Strategic Advisers Core Multi-Manager Fund Class F	53,445	25,835	27,279	526	52,294
Strategic Advisers Emerging Markets Fund of Funds Class F	45,826	21,849	20,130	495	50,091
Strategic Advisers Growth Multi-Manager Fund Class F	44,598	23,712	21,521	336	42,783
Strategic Advisers Income Opportunities Fund of Funds Class F	31,145	10,289	17,247	1,497	26,554
Strategic Advisers International Multi-Manager Fund Class F	46,760	37,776	23,482	1,134	60,979
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	26,768	15,778	15,523	11	25,849
Strategic Advisers Value Multi-Manager Fund Class F	53,390	23,566	29,193	948	52,744
Total	$1,031,916	$544,477	$486,655	$15,297	$1,089,073

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,107,853. Net unrealized depreciation aggregated $18,780, of which $7,409 related to appreciated investment securities and $26,189 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2045 Fund

December 31, 2016

O45-QTLY-0217
1.954302.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,116	$38,994
Strategic Advisers Core Multi-Manager Fund Class F (b)	31,445	375,133
Strategic Advisers Growth Multi-Manager Fund Class F (b)	25,654	308,110
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	19,913	185,992
Strategic Advisers Value Multi-Manager Fund Class F (b)	26,219	377,555
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,350,683)		1,285,784

International Equity Funds - 30.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	22,232	196,089
Strategic Advisers International Multi-Manager Fund Class F (b)	38,173	419,903
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $645,530)		615,992

Bond Funds - 4.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,280	12,748
Fidelity Series Floating Rate High Income Fund Class F (b)	527	5,004
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,570	15,367
Fidelity Series Real Estate Income Fund Class F (b)	878	9,552
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,014	9,910
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,449	44,174
TOTAL BOND FUNDS
(Cost $97,870)		96,755

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	2,671	2,671
Fidelity Series Short-Term Credit Fund Class F (b)	125	1,242
TOTAL SHORT-TERM FUNDS
(Cost $3,918)		3,913
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,098,001)		2,002,444
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121)
NET ASSETS - 100%		$2,002,323

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$471	$2,322	$121	$2	$2,671
Fidelity Series Commodity Strategy Fund Class F	18,893	22,388	4,635	--	38,994
Fidelity Series Emerging Markets Debt Fund Class F	9,450	4,605	1,747	535	12,748
Fidelity Series Floating Rate High Income Fund Class F	3,669	1,840	728	144	5,004
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,681	9,739	1,822	13	15,367
Fidelity Series Real Estate Income Fund Class F	7,270	3,911	1,583	373	9,552
Fidelity Series Short-Term Credit Fund Class F	237	1,084	73	5	1,242
Strategic Advisers Core Income Multi-Manager Fund Class F	7,386	5,627	2,993	136	9,910
Strategic Advisers Core Multi-Manager Fund Class F	282,279	156,172	65,178	2,716	375,133
Strategic Advisers Emerging Markets Fund of Funds Class F	138,627	77,629	25,828	1,865	196,089
Strategic Advisers Growth Multi-Manager Fund Class F	235,538	146,592	52,193	1,714	308,110
Strategic Advisers Income Opportunities Fund of Funds Class F	42,627	12,451	13,895	1,951	44,174
Strategic Advisers International Multi-Manager Fund Class F	297,517	179,538	57,881	5,860	419,903
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	141,368	94,408	41,014	61	185,992
Strategic Advisers Value Multi-Manager Fund Class F	281,995	143,111	73,660	4,842	377,555
Total	$1,475,008	$861,417	$343,351	$20,217	$2,002,444

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,132,638. Net unrealized depreciation aggregated $130,194, of which $20,352 related to appreciated investment securities and $150,546 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2020 Fund

December 31, 2016

O20-QTLY-0217
1.954286.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.2%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	14,605	$80,033
Strategic Advisers Core Multi-Manager Fund Class F (b)	45,602	544,028
Strategic Advisers Growth Multi-Manager Fund Class F (b)	37,174	446,457
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	28,855	269,503
Strategic Advisers Value Multi-Manager Fund Class F (b)	38,033	547,669
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,008,089)		1,887,690

International Equity Funds - 21.4%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	38,317	337,953
Strategic Advisers International Multi-Manager Fund Class F (b)	56,022	616,239
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,007,615)		954,192

Bond Funds - 28.8%
Fidelity Series Emerging Markets Debt Fund Class F (b)	2,962	29,497
Fidelity Series Floating Rate High Income Fund Class F (b)	1,208	11,475
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	5,110	50,030
Fidelity Series Real Estate Income Fund Class F (b)	1,980	21,544
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	109,481	1,069,626
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	10,654	105,797
TOTAL BOND FUNDS
(Cost $1,301,525)		1,287,969

Short-Term Funds - 7.6%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	231,098	231,098
Fidelity Series Short-Term Credit Fund Class F (b)	10,976	109,215
TOTAL SHORT-TERM FUNDS
(Cost $340,793)		340,313
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $4,658,022)		4,470,164
NET OTHER ASSETS (LIABILITIES) - 0.0%		(304)
NET ASSETS - 100%		$4,469,860

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$156,531	$117,342	$42,775	$413	$231,098
Fidelity Series Commodity Strategy Fund Class F	55,937	34,542	16,397	--	80,033
Fidelity Series Emerging Markets Debt Fund Class F	28,062	6,849	6,575	1,330	29,497
Fidelity Series Floating Rate High Income Fund Class F	11,023	2,657	2,792	358	11,475
Fidelity Series Inflation-Protected Bond Index Fund Class F	47,618	15,530	12,519	62	50,030
Fidelity Series Real Estate Income Fund Class F	21,220	6,031	5,660	880	21,544
Fidelity Series Short-Term Credit Fund Class F	84,084	53,622	27,942	811	109,215
Strategic Advisers Core Income Multi-Manager Fund Class F	1,097,033	280,446	296,758	16,723	1,069,626
Strategic Advisers Core Multi-Manager Fund Class F	563,341	156,938	179,951	4,177	544,028
Strategic Advisers Emerging Markets Fund of Funds Class F	324,060	86,696	80,353	3,343	337,953
Strategic Advisers Growth Multi-Manager Fund Class F	470,079	154,469	144,376	2,645	446,457
Strategic Advisers Income Opportunities Fund of Funds Class F	131,580	20,504	54,289	5,084	105,797
Strategic Advisers International Multi-Manager Fund Class F	573,764	198,502	156,529	8,977	616,239
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	282,137	105,681	106,246	92	269,503
Strategic Advisers Value Multi-Manager Fund Class F	562,756	141,276	197,876	7,473	547,669
Total	$4,409,225	$1,381,085	$1,331,038	$52,368	$4,470,164

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $4,686,184. Net unrealized depreciation aggregated $216,020, of which $34,404 related to appreciated investment securities and $250,424 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2060 Fund

December 31, 2016

O60-QTLY-0217
1.9858349.102

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,902	$10,421
Strategic Advisers Core Multi-Manager Fund Class F (b)	9,123	108,837
Strategic Advisers Growth Multi-Manager Fund Class F (b)	7,437	89,323
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	5,773	53,923
Strategic Advisers Value Multi-Manager Fund Class F (b)	7,609	109,574
TOTAL DOMESTIC EQUITY FUNDS
(Cost $389,721)		372,078

International Equity Funds - 30.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	6,445	56,842
Strategic Advisers International Multi-Manager Fund Class F (b)	11,078	121,858
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $189,199)		178,700

Bond Funds - 5.0%
Fidelity Series Emerging Markets Debt Fund Class F (b)	369	3,674
Fidelity Series Floating Rate High Income Fund Class F (b)	153	1,450
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	454	4,445
Fidelity Series Real Estate Income Fund Class F (b)	254	2,761
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	295	2,886
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,383	13,729
TOTAL BOND FUNDS
(Cost $29,434)		28,945

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	780	780
Fidelity Series Short-Term Credit Fund Class F (b)	37	367
TOTAL SHORT-TERM FUNDS
(Cost $1,148)		1,147
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $609,502)		580,870
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$580,882

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$157	$670	$47	$--	$780
Fidelity Series Commodity Strategy Fund Class F	6,272	4,558	1,114	--	10,421
Fidelity Series Emerging Markets Debt Fund Class F	3,094	942	510	167	3,674
Fidelity Series Floating Rate High Income Fund Class F	1,221	368	213	46	1,450
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,541	2,542	569	4	4,445
Fidelity Series Real Estate Income Fund Class F	2,403	833	467	116	2,761
Fidelity Series Short-Term Credit Fund Class F	78	318	28	1	367
Strategic Advisers Core Income Multi-Manager Fund Class F	2,459	1,307	849	43	2,886
Strategic Advisers Core Multi-Manager Fund Class F	93,978	33,034	18,852	860	108,837
Strategic Advisers Emerging Markets Fund of Funds Class F	46,146	16,838	8,206	561	56,842
Strategic Advisers Growth Multi-Manager Fund Class F	78,419	32,448	14,934	547	89,323
Strategic Advisers Income Opportunities Fund of Funds Class F	14,594	3,159	5,058	652	13,729
Strategic Advisers International Multi-Manager Fund Class F	98,771	41,466	18,880	1,798	121,858
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	47,067	21,477	12,382	19	53,923
Strategic Advisers Value Multi-Manager Fund Class F	93,886	29,126	21,771	1,543	109,574
Total	$491,086	$189,086	$103,880	$6,357	$580,870

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $613,904. Net unrealized depreciation aggregated $33,034, of which $7,112 related to appreciated investment securities and $40,146 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2040 Fund

December 31, 2016

O40-QTLY-0217
1.954298.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.3%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,348	$34,787
Strategic Advisers Core Multi-Manager Fund Class F (b)	26,548	316,719
Strategic Advisers Growth Multi-Manager Fund Class F (b)	21,655	260,074
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,819	157,086
Strategic Advisers Value Multi-Manager Fund Class F (b)	22,139	318,809
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,131,589)		1,087,475

International Equity Funds - 30.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	18,762	165,477
Strategic Advisers International Multi-Manager Fund Class F (b)	32,237	354,610
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $541,225)		520,087

Bond Funds - 4.7%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,055	10,512
Fidelity Series Floating Rate High Income Fund Class F (b)	443	4,211
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,328	12,998
Fidelity Series Real Estate Income Fund Class F (b)	733	7,978
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	860	8,405
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,567	35,422
TOTAL BOND FUNDS
(Cost $80,871)		79,526

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	2,269	2,269
Fidelity Series Short-Term Credit Fund Class F (b)	108	1,075
TOTAL SHORT-TERM FUNDS
(Cost $3,350)		3,344
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,757,035)		1,690,432
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126)
NET ASSETS - 100%		$1,690,306

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$301	$2,040	$72	$1	$2,269
Fidelity Series Commodity Strategy Fund Class F	12,113	23,990	2,945	--	34,787
Fidelity Series Emerging Markets Debt Fund Class F	6,035	5,612	1,342	367	10,512
Fidelity Series Floating Rate High Income Fund Class F	2,346	2,281	559	96	4,211
Fidelity Series Inflation-Protected Bond Index Fund Class F	4,913	9,713	1,414	8	12,998
Fidelity Series Real Estate Income Fund Class F	4,636	4,590	1,179	264	7,978
Fidelity Series Short-Term Credit Fund Class F	151	978	48	4	1,075
Strategic Advisers Core Income Multi-Manager Fund Class F	4,724	5,655	1,866	89	8,405
Strategic Advisers Core Multi-Manager Fund Class F	179,585	183,935	47,921	2,069	316,719
Strategic Advisers Emerging Markets Fund of Funds Class F	88,703	97,154	21,325	1,628	165,477
Strategic Advisers Growth Multi-Manager Fund Class F	149,643	166,399	37,787	1,277	260,074
Strategic Advisers Income Opportunities Fund of Funds Class F	27,408	15,546	9,378	1,275	35,422
Strategic Advisers International Multi-Manager Fund Class F	190,064	213,850	48,487	4,982	354,610
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	92,320	107,618	32,701	51	157,086
Strategic Advisers Value Multi-Manager Fund Class F	180,338	173,663	54,889	3,612	318,809
Total	$943,280	$1,013,024	$261,913	$15,723	$1,690,432

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,774,741. Net unrealized depreciation aggregated $84,309, of which $21,630 related to appreciated investment securities and $105,939related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2015 Fund

December 31, 2016

O15-QTLY-0217
1.954284.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,111	$28,011
Strategic Advisers Core Multi-Manager Fund Class F (b)	14,783	176,364
Strategic Advisers Growth Multi-Manager Fund Class F (b)	12,048	144,695
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	9,352	87,351
Strategic Advisers Value Multi-Manager Fund Class F (b)	12,332	177,574
TOTAL DOMESTIC EQUITY FUNDS
(Cost $656,619)		613,995

International Equity Funds - 19.5%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	12,986	114,541
Strategic Advisers International Multi-Manager Fund Class F (b)	18,210	200,308
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $339,275)		314,849

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,082	10,779
Fidelity Series Floating Rate High Income Fund Class F (b)	437	4,156
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	3,132	30,660
Fidelity Series Real Estate Income Fund Class F (b)	728	7,921
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	43,470	424,705
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,935	39,077
TOTAL BOND FUNDS
(Cost $521,316)		517,298

Short-Term Funds - 10.3%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	113,183	113,183
Fidelity Series Short-Term Credit Fund Class F (b)	5,368	53,414
TOTAL SHORT-TERM FUNDS
(Cost $166,835)		166,597
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,684,045)		1,612,739
NET OTHER ASSETS (LIABILITIES) - 0.0%		(130)
NET ASSETS - 100%		$1,612,609

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$79,055	$48,419	$14,291	$221	$113,183
Fidelity Series Commodity Strategy Fund Class F	21,585	7,929	3,728	--	28,011
Fidelity Series Emerging Markets Debt Fund Class F	10,915	1,220	1,837	510	10,779
Fidelity Series Floating Rate High Income Fund Class F	4,267	433	771	137	4,156
Fidelity Series Inflation-Protected Bond Index Fund Class F	32,684	4,063	5,757	42	30,660
Fidelity Series Real Estate Income Fund Class F	8,341	1,217	1,636	345	7,921
Fidelity Series Short-Term Credit Fund Class F	42,482	21,442	10,255	434	53,414
Strategic Advisers Core Income Multi-Manager Fund Class F	487,943	55,290	114,620	7,112	424,705
Strategic Advisers Core Multi-Manager Fund Class F	197,019	28,760	50,847	1,435	176,364
Strategic Advisers Emerging Markets Fund of Funds Class F	118,496	13,320	21,137	1,131	114,541
Strategic Advisers Growth Multi-Manager Fund Class F	164,402	31,514	40,300	916	144,695
Strategic Advisers Income Opportunities Fund of Funds Class F	50,996	4,310	19,431	1,973	39,077
Strategic Advisers International Multi-Manager Fund Class F	199,533	40,649	40,578	2,987	200,308
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	98,673	22,822	31,041	30	87,351
Strategic Advisers Value Multi-Manager Fund Class F	196,814	23,298	56,748	2,588	177,574
Total	$1,713,205	$304,686	$412,977	$19,861	$1,612,739

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,694,956. Net unrealized depreciation aggregated $82,217, of which $11,854 related to appreciated investment securities and $94,071 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2035 Fund

December 31, 2016

O35-QTLY-0217
1.954294.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.0%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	7,778	$42,624
Strategic Advisers Core Multi-Manager Fund Class F (b)	34,732	414,358
Strategic Advisers Growth Multi-Manager Fund Class F (b)	28,331	340,260
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	21,985	205,339
Strategic Advisers Value Multi-Manager Fund Class F (b)	28,960	417,023
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,475,421)		1,419,604

International Equity Funds - 30.7%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	24,549	216,519
Strategic Advisers International Multi-Manager Fund Class F (b)	42,155	463,707
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $703,367)		680,226

Bond Funds - 5.1%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,406	14,003
Fidelity Series Floating Rate High Income Fund Class F (b)	583	5,541
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,737	17,005
Fidelity Series Real Estate Income Fund Class F (b)	966	10,508
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	1,696	16,571
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,974	49,395
TOTAL BOND FUNDS
(Cost $113,590)		113,023

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	2,971	2,971
Fidelity Series Short-Term Credit Fund Class F (b)	141	1,406
TOTAL SHORT-TERM FUNDS
(Cost $4,383)		4,377
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,296,761)		2,217,230
NET OTHER ASSETS (LIABILITIES) - 0.0%		(191)
NET ASSETS - 100%		$2,217,039

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$574	$2,518	$121	$2	$2,971
Fidelity Series Commodity Strategy Fund Class F	23,073	22,211	5,343	--	42,624
Fidelity Series Emerging Markets Debt Fund Class F	11,299	4,340	2,168	599	14,003
Fidelity Series Floating Rate High Income Fund Class F	4,467	1,721	904	162	5,541
Fidelity Series Inflation-Protected Bond Index Fund Class F	9,257	10,138	2,135	15	17,005
Fidelity Series Real Estate Income Fund Class F	8,740	3,728	1,929	421	10,508
Fidelity Series Short-Term Credit Fund Class F	287	1,204	79	5	1,406
Strategic Advisers Core Income Multi-Manager Fund Class F	8,995	11,132	3,452	164	16,571
Strategic Advisers Core Multi-Manager Fund Class F	343,740	145,019	77,048	3,082	414,358
Strategic Advisers Emerging Markets Fund of Funds Class F	168,959	75,589	34,314	2,120	216,519
Strategic Advisers Growth Multi-Manager Fund Class F	286,826	138,115	60,277	1,943	340,260
Strategic Advisers Income Opportunities Fund of Funds Class F	52,943	10,602	17,713	2,251	49,395
Strategic Advisers International Multi-Manager Fund Class F	361,510	178,247	76,582	6,442	463,707
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	172,149	91,869	48,266	70	205,339
Strategic Advisers Value Multi-Manager Fund Class F	343,389	131,397	87,291	5,484	417,023
Total	$1,796,208	$827,830	$417,622	$22,760	$2,217,230

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $2,326,295. Net unrealized depreciation aggregated $109,065, of which $38,721 related to appreciated investment securities and $147,786 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2010 Fund

December 31, 2016

O10-QTLY-0217
1.954281.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 31.7%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	1,606	$8,800
Strategic Advisers Core Multi-Manager Fund Class F (b)	3,888	46,387
Strategic Advisers Growth Multi-Manager Fund Class F (b)	3,169	38,054
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	2,460	22,974
Strategic Advisers Value Multi-Manager Fund Class F (b)	3,244	46,707
TOTAL DOMESTIC EQUITY FUNDS
(Cost $165,843)		162,922

International Equity Funds - 16.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	3,769	33,239
Strategic Advisers International Multi-Manager Fund Class F (b)	4,807	52,881
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $86,977)		86,120

Bond Funds - 36.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	360	3,587
Fidelity Series Floating Rate High Income Fund Class F (b)	141	1,343
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,411	13,812
Fidelity Series Real Estate Income Fund Class F (b)	235	2,560
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	15,740	153,783
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	1,259	12,499
TOTAL BOND FUNDS
(Cost $188,280)		187,584

Short-Term Funds - 14.9%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	51,930	51,930
Fidelity Series Short-Term Credit Fund Class F (b)	2,464	24,514
TOTAL SHORT-TERM FUNDS
(Cost $76,518)		76,444
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $517,618)		513,070
NET OTHER ASSETS (LIABILITIES) - 0.0%		(41)
NET ASSETS - 100%		$513,029

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$61,062	$29,262	$38,394	$139	$51,930
Fidelity Series Commodity Strategy Fund Class F	9,775	5,237	7,330	--	8,800
Fidelity Series Emerging Markets Debt Fund Class F	4,958	1,020	2,655	211	3,587
Fidelity Series Floating Rate High Income Fund Class F	1,952	395	1,106	58	1,343
Fidelity Series Inflation-Protected Bond Index Fund Class F	21,280	4,651	12,076	25	13,812
Fidelity Series Real Estate Income Fund Class F	3,787	917	2,173	137	2,560
Fidelity Series Short-Term Credit Fund Class F	33,200	13,604	22,208	296	24,514
Strategic Advisers Core Income Multi-Manager Fund Class F	246,174	48,301	140,644	3,474	153,783
Strategic Advisers Core Multi-Manager Fund Class F	75,753	17,504	46,970	460	46,387
Strategic Advisers Emerging Markets Fund of Funds Class F	49,602	9,656	28,658	329	33,239
Strategic Advisers Growth Multi-Manager Fund Class F	63,213	16,821	38,866	303	38,054
Strategic Advisers Income Opportunities Fund of Funds Class F	23,422	2,261	14,598	803	12,499
Strategic Advisers International Multi-Manager Fund Class F	75,106	22,821	45,941	792	52,881
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	37,941	10,231	25,126	8	22,974
Strategic Advisers Value Multi-Manager Fund Class F	75,674	15,579	48,416	853	46,707
Total	$782,899	$198,260	$475,161	$7,888	$513,070

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $519,452. Net unrealized depreciation aggregated $6,382, of which $7,651 related to appreciated investment securities and $14,033 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2055 Fund

December 31, 2016

O55-QTLY-0217
1.954307.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.1%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	5,396	$29,570
Strategic Advisers Core Multi-Manager Fund Class F (b)	25,386	302,854
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,696	248,564
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,065	150,046
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,174	304,902
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,091,404)		1,035,936

International Equity Funds - 30.8%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	17,925	158,098
Strategic Advisers International Multi-Manager Fund Class F (b)	30,823	339,051
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $522,447)		497,149

Bond Funds - 4.9%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,042	10,379
Fidelity Series Floating Rate High Income Fund Class F (b)	425	4,040
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,263	12,367
Fidelity Series Real Estate Income Fund Class F (b)	707	7,696
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	818	7,992
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	3,784	37,579
TOTAL BOND FUNDS
(Cost $81,524)		80,053

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	2,149	2,149
Fidelity Series Short-Term Credit Fund Class F (b)	101	1,006
TOTAL SHORT-TERM FUNDS
(Cost $3,159)		3,155
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,698,534)		1,616,293
NET OTHER ASSETS (LIABILITIES) - 0.0%		(151)
NET ASSETS - 100%		$1,616,142

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$439	$1,861	$152	$1	$2,149
Fidelity Series Commodity Strategy Fund Class F	17,731	14,328	4,463	--	29,570
Fidelity Series Emerging Markets Debt Fund Class F	8,817	3,319	2,140	461	10,379
Fidelity Series Floating Rate High Income Fund Class F	3,424	1,314	892	123	4,040
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,044	7,650	2,129	11	12,367
Fidelity Series Real Estate Income Fund Class F	6,737	2,856	1,859	318	7,696
Fidelity Series Short-Term Credit Fund Class F	211	890	90	4	1,006
Strategic Advisers Core Income Multi-Manager Fund Class F	6,894	3,966	2,784	116	7,992
Strategic Advisers Core Multi-Manager Fund Class F	263,072	112,082	73,890	2,343	302,854
Strategic Advisers Emerging Markets Fund of Funds Class F	129,496	57,790	33,727	1,576	158,098
Strategic Advisers Growth Multi-Manager Fund Class F	219,840	106,864	59,539	1,480	248,564
Strategic Advisers Income Opportunities Fund of Funds Class F	39,820	11,150	16,043	1,713	37,579
Strategic Advisers International Multi-Manager Fund Class F	277,647	138,189	76,858	5,031	339,051
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	132,336	69,690	44,442	52	150,046
Strategic Advisers Value Multi-Manager Fund Class F	263,199	100,748	81,308	4,182	304,902
Total	$1,376,707	$632,697	$400,316	$17,411	$1,616,293

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,714,023. Net unrealized depreciation aggregated $97,730, of which $22,333 related to appreciated investment securities and $120,063 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Multi-Manager 2030 Fund

December 31, 2016

O30-QTLY-0217
1.954291.104

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.6%
	Shares	Value
Fidelity Series Commodity Strategy Fund Class F (a)(b)	6,074	$33,284
Strategic Advisers Core Multi-Manager Fund Class F (b)	25,720	306,834
Strategic Advisers Growth Multi-Manager Fund Class F (b)	20,967	251,809
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F (b)	16,275	152,012
Strategic Advisers Value Multi-Manager Fund Class F (b)	21,435	308,666
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,086,863)		1,052,605

International Equity Funds - 27.6%
Strategic Advisers Emerging Markets Fund of Funds Class F (b)	19,110	168,552
Strategic Advisers International Multi-Manager Fund Class F (b)	31,273	344,008
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $536,433)		512,560

Bond Funds - 15.6%
Fidelity Series Emerging Markets Debt Fund Class F (b)	1,179	11,747
Fidelity Series Floating Rate High Income Fund Class F (b)	492	4,675
Fidelity Series Inflation-Protected Bond Index Fund Class F (b)	1,462	14,313
Fidelity Series Real Estate Income Fund Class F (b)	807	8,784
Strategic Advisers Core Income Multi-Manager Fund Class F (b)	21,199	207,115
Strategic Advisers Income Opportunities Fund of Funds Class F (b)	4,436	44,052
TOTAL BOND FUNDS
(Cost $293,291)		290,686

Short-Term Funds - 0.2%
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43% (b)(c)	2,496	2,496
Fidelity Series Short-Term Credit Fund Class F (b)	118	1,172
TOTAL SHORT-TERM FUNDS
(Cost $3,673)		3,668
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $1,920,260)		1,859,519
NET OTHER ASSETS (LIABILITIES) - 0.0%		(165)
NET ASSETS - 100%		$1,859,354

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Investments Money Market Government Portfolio Institutional Class 0.43%	$479	$2,079	$62	$2	$2,496
Fidelity Series Commodity Strategy Fund Class F	18,828	18,843	6,703	--	33,284
Fidelity Series Emerging Markets Debt Fund Class F	9,206	3,081	1,002	527	11,747
Fidelity Series Floating Rate High Income Fund Class F	3,660	1,210	418	145	4,675
Fidelity Series Inflation-Protected Bond Index Fund Class F	7,578	8,046	1,093	13	14,313
Fidelity Series Real Estate Income Fund Class F	7,102	2,720	1,000	370	8,784
Fidelity Series Short-Term Credit Fund Class F	255	970	48	5	1,172
Strategic Advisers Core Income Multi-Manager Fund Class F	141,028	85,716	17,145	2,890	207,115
Strategic Advisers Core Multi-Manager Fund Class F	253,389	93,649	41,595	2,427	306,834
Strategic Advisers Emerging Markets Fund of Funds Class F	129,851	47,085	14,705	1,659	168,552
Strategic Advisers Growth Multi-Manager Fund Class F	211,438	90,247	31,046	1,545	251,809
Strategic Advisers Income Opportunities Fund of Funds Class F	43,810	8,043	10,945	1,983	44,052
Strategic Advisers International Multi-Manager Fund Class F	264,490	113,716	35,099	5,070	344,008
Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F	126,904	60,853	29,358	53	152,012
Strategic Advisers Value Multi-Manager Fund Class F	253,127	82,874	50,290	4,362	308,666
Total	$1,471,145	$619,132	$240,509	$21,051	$1,859,519

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At December 31, 2016, the cost of investment securities for income tax purposes was $1,938,080. Net unrealized depreciation aggregated $78,561, of which $35,528 related to appreciated investment securities and $114,089 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Boylston Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Boylston Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017